INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.INTANGIBLE ASSETS

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Purchased software, net	3,368	5,563	896
Addition	3,139	6,202	999
Disposal	—	(275)	(44)
Less: amortization	(944)	(1,169)	(188)

	5,563	10,321	1,663

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2015	2,248	362
2016	2,248	362
2017	2,248	362
2018	1,475	238
2019	1,451	234